13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: 0

List of Other Managers Reporting for this Manager: None


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $230331

List of Other Included Managers: The PrivateBank and Trust Company

This Amendment (Check only one):[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lodestar Investment Counsel, LLC
Address:	150 South Wacker Drive, Suite 3050
		Chicago, IL 60606

13F File Number: 28-7076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William A. Goldstein
Title:		Chairman
Phone:		312-630-9666
Signature, Place, and Date of Signing:

William A. Goldstein		Chicago, IL		April 23, 2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ }	13F COMBINATION REPORT.